Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,132,000
Previously Paid Amount	1,551.21
Total Fee Amount	632.61
Total Offset Amount
Net Fee	$ 0